Dispositions, Assets and Liabilities Held for Sale and Impairments (Details)		3 Months Ended							12 Months Ended
		Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Mar. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals)
Make Whole Premium on Extinguishment of Long-term Debt									$ 13,500,000		$ 46,100,000		$ 0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									70,600,000		87,100,000		2,267,800,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0		0		(2,500,000)
Utilities Operating Expense, Operations									2,979,200,000		2,525,200,000		2,996,100,000
Vertically Integrated Utilities [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									3,400,000		33,600,000		10,500,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest													0
Vertically Integrated Utilities [Member] | Tanners Creek Plant Units 1 Through 4 [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals)
Payment On Sale Of Property, Plant And Equipment											92,000,000
Vertically Integrated Utilities [Member] | Welsh Plant Unit 2 [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges											19,000,000
Vertically Integrated Utilities [Member] | Turk Generating Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges											15,000,000
Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									$ 47,700,000		53,500,000		2,257,300,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest													0
Generation and Marketing [Member] | Gavin, Waterford, Darby and Lawrenceburg Plants [Member]
Competitive generation assets sold to a nonaffiliated party (in MWs). | MW						5,329
Cash Proceeds from Sales of Assets, Investing Activities											2,200,000,000
Cash Proceeds from Disposition of Plant, Net											1,200,000,000
Pre-tax Gain on Sale of Plants											226,000,000
AEP Texas Inc. [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share									54.69%
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Revenue													18,200,000
Other Operation Expense													6,500,000
Maintenance Expense													3,400,000
Asset Impairments and Other Related Charges													72,700,000
Depreciation and Amortization Expense													9,800,000
Taxes Other Than Income Taxes													1,300,000
Total Expenses													93,700,000
Other Income (Expense)													(800,000)
Pretax Income of Discontinued Operations													(76,300,000)
Income Tax Expense													(27,500,000)
Total Income on Discontinued Operation as Presented on the Statements of Income													(48,800,000)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ 0		0		(48,800,000)
Utilities Operating Expense, Operations									488,900,000		453,100,000		457,800,000
AEP Transmission Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Utilities Operating Expense, Operations									83,800,000		60,100,000		37,000,000
Appalachian Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Utilities Operating Expense, Operations									511,600,000		503,100,000		491,700,000
Indiana Michigan Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									0		0		10,500,000
Utilities Operating Expense, Operations									585,400,000		591,300,000		579,300,000
Ohio Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Utilities Operating Expense, Operations									771,300,000		516,000,000		711,200,000
Public Service Co Of Oklahoma [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Utilities Operating Expense, Operations									372,800,000		315,100,000		291,600,000
Southwestern Electric Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									0		33,600,000		0
Utilities Operating Expense, Operations									$ 384,200,000		318,300,000		335,400,000
Other Assets [Member] | Corporate and Other [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Utilities Operating Expense, Operations			$ 21,000,000
I&M Price River Coal Reserves [Member] | Generation and Marketing [Member]
Asset Impairment Charges
Book Value of Impaired Assets							$ 11,000,000						11,000,000
Merchant Coal-Fired Generation Assets [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges						$ 4,000,000	3,000,000	$ 2,139,400,000
Asset Impairment Charges
Fair Value of Impaired Assets							0						0
Book Value of Impaired Assets							2,139,400,000						2,139,400,000
Zimmer Plant Assets [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges						$ 7,000,000
Racine Hydroelectric Plant [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges		$ 35,000,000		$ 43,000,000
Asset Impairment Charges
Fair Value of Impaired Assets		$ 0		$ 0							$ 0
Trent and Desert Sky Wind Farms [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges								72,700,000
Asset Impairment Charges
Fair Value of Impaired Assets							46,000,000						46,000,000
Book Value of Impaired Assets							118,700,000						118,700,000
Coal Reserves [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges	[1]							52,800,000
Asset Impairment Charges
Fair Value of Impaired Assets							3,800,000						3,800,000
Book Value of Impaired Assets	[1]						56,600,000						56,600,000
Total Impaired Assets [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges								$ 2,264,900,000
Asset Impairment Charges
Fair Value of Impaired Assets							49,800,000						49,800,000
Book Value of Impaired Assets							$ 2,314,700,000						$ 2,314,700,000
Wm. H. Zimmer Generating Station [Member] | Coal [Member] | Generation and Marketing [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share							25.40%						25.40%
Conesville Generating Station (Unit No. 4) [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share									83.50%
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share				83.50%	[2],[3],[4]		43.50%		83.50%	[2],[3],[4]	83.50%	[2],[3],[4]	43.50%
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share							26.00%						26.00%
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share									54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share									15.60%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	[5]			70.30%					70.30%		70.30%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member] | AEP Texas Inc. [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share				54.70%	[5]		54.70%		54.70%	[5]	54.70%	[5]	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member] | Public Service Co Of Oklahoma [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	[5]			15.60%					15.60%		15.60%

[1]	(a)Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.
[2]	Conesville Generating Station, Unit 4 was impaired as of September 30, 2016. See the “Impairments” section of Note 7.
[3]	In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, AGR acquired Dynegy Corporation’s 40% ownership interest in Conesville Generating Station, Unit 4. Subsequent to this transaction, AGR’s ownership percentage in Conesville Generating Station, Unit 4 is 83.5%.
[4]	Operated by AGR.
[5]	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.